NOTES PAYABLE - Information regarding notes payable (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Type [Line Items]
Notes payable	$ 35,212,115	$ 35,373,896	$ 35,581,489
Joint Venture Note
Debt Type [Line Items]
Notes payable	10,212,000	10,374,000
Federal Home Loan Bank Advances
Debt Type [Line Items]
Notes payable	$ 25,000,000	$ 25,000,000